Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2018
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdown of the fair value amount of the derivative financial instruments as of September 30, 2018 and December 31, 2017 is as follows:

	Balance as of September 30, 2018		Balance as of December 31, 2017
($ in thousands)	Assets	Liabilities	Assets	Liabilities
Derivatives - cash flow hedge	15,350	266,884	8,230	329,731